Liquidity and Management's Plans (Details) - USD ($) $ in Thousands	Oct. 16, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity and Management Plans
Net working capital		$ 1,300	$ 6,500
Cash and cash equivalents and restricted cash		843	4,559	$ 1,549	$ 3,955	$ 22,815
Accounts receivable		$ 1,300	$ 1,700
Subsequent Event
Liquidity and Management Plans
Gross proceeds from issuance of shares	$ 700